MERGER	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
MERGER

NOTE 4 - MERGER

As described in Note 1, Fr8App merged with Hudson Capital on February 14, 2022. In connection with the Merger, the following unregistered, restricted securities were issued by Hudson Capital to the shareholders of Fr8App, with terms such as customary adjustments for stock splits, dividends, rights offerings, pro rata distributions and fundamental transactions (the “Merger Consideration”), as adjusted for the February 15, 2022 and March 24, 2023 reverse stock splits (see Note 17).

Securities Issued in Merger	Issued at Merger
Ordinary Shares	25,777	*
Series A2 Preferred Shares	1,264,360
Series A1A Preferred Shares	4,473,547
Series Seed Preferred Shares	7,020
Series B Preferred Shares	7,389,850
Series A4 Preferred Shares	568,930
Ordinary Shares Warrants	52	*
Series Seed Warrants	4,165
Equity Awards for Ordinary Shares	19,583	*
Total Securities Issued in Merger	13,753,284

*	Only ordinary shares were adjusted in the February 25, 2024 reverse stock split.

All shares of ordinary shares, preferred stock, series seed, warrants and stock options of Fr8App issued and outstanding immediately prior to the Merger were cancelled and converted into equivalent Hudson Capital’s securities at an exchange ratio of 1 to 1.26855 (“Exchange Ratio”). Upon the closing of the transaction, Fr8App existing shareholders owned majority of the Company on a non-diluted basis at that time.

As part of the Merger, on February 9, 2022, Hudson Capital and ATW Opportunities Master Fund, L.P. (“ATW Opportunities”), together with certain investors (collectively, the “PIPE Investors”) entered into a Securities Purchase Agreement pursuant to which Hudson Capital agreed to sell and issue to the PIPE Investors an aggregate of 1,060,606 restricted Series B Preferred Shares along with Series A warrants to purchase 10,606 of Hudson Capital’s ordinary shares, in a private placement for an aggregate purchase price of $3,500,000 upon closing of the Merger.

On February 9, 2022, ATW Opportunities, together with certain existing stockholders of Fr8App, (collectively, the “SPA Investors”) entered into an amended and restated Securities Purchase Agreement with Hudson Capital (the “A&R SPA”) pursuant to which Hudson Capital agreed, among other things, to issue four series of warrants (Series A, Series B, Series C and Series D) to purchase an aggregate of 162,577 of Hudson’s ordinary shares (see Note 15).

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – MERGER (CONTINUED)

For all comparative periods up to the closing of the Merger, the equity structure has been restated to reflect the number of shares of the Company’s ordinary shares issues to legacy Hudson Capital’s stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to legacy Fr8App common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger agreement.

Cash – PIPE	$3,500,000
Cash – Issuance of ordinary shares	1,356,178
Conversion of convertible promissory notes, net of discount	7,878,025
Transaction costs	(3,449,177)
Warrant liability, net of discount	3,440,144
Hudson Capital equity as of Merger	2,429,948
Total	$15,155,118

Additional Activities Related to the Merger

In connection with the Merger, Fr8App’s convertible promissory notes were converted into Series B Preferred shares by which the Company issued 4,049,887 shares of Series B Preferred shares to the note holders for the conversion amount of $7,965,626, which was comprised of $7,613,292 principal and $352,334 of accrued interest.

Upon consummation of the Merger, the principal and interest of several promissory note with Hudson Capital in the total amount of $2,450,000 were eliminated in consolidation with Hudson Capital as Fr8App became a wholly owned subsidiary of Fr8Tech (formerly known as Hudson Capital) upon consummation of the Merger.

On May 24, 2022, the Company entered into a settlement agreement with a law firm related to services in the amount of $900,000 provided to consummate the closing of the Merger. Under the settlement agreement, the Company issued a promissory note in the amount of $400,000 and 2,500 ordinary shares. The principal balance of the note was paid in full in four installments of $100,000 during the year ended December 31, 2022.

Pursuant to the terms of a warrant agreement issued to an affiliate of a shareholder on September 16, 2021, in connection with the promissory notes, upon closing of the Merger the warrant was automatically deemed exercised and Company issued 1,090,909 shares of the Company’s Series B Preferred Stock and warrants to purchase 1,891,928 shares of Series B Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855.

Pursuant to the terms of a warrant agreement issued to an affiliate of a shareholder on December 29, 2021, in connection with the promissory notes, upon closing of the Merger the warrant was automatically deemed exercised and the Company issued 2,376,439 shares of the Company’s Series B Preferred Stock and warrants to purchase 2,376,439 shares of Series B Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855.

Post-merger business divesture

Following the Merger, in an effort to focus on its core business as a North American transportation and logistics technology platform company, the Company proceeded to divest any non-core, non-performing businesses and sell its wholly-owned subsidiary, Hong Kong Internet Financial Services (“HKIFS”), to private investors. HKIFS was a legacy Hudson Capital subsidiary. The sale of HKIFS was completed on March 30, 2022 for a nominal consideration, and included all of the prior operations, obligations and commitments related to its legacy Chinese operations. As such, all Company’s activities post-Merger comprised of Fr8App’s core business prior to the Merger and there was a minimal financial effect from the sale of HKIFS, which included nominal legal expenses to assemble and formalize the transaction.